Expense Example - ABSOLUTE SELECT ETF - ABSOLUTE SELECT ETF	Jul. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,275